Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Loans receivable from related parties		$ 1,102,593
Employees of the Company [Member]
Related Party Transaction [Line Items]
Proceeds from disposal of loans receivable to a related party		2,445,094
Loans receivable from related parties		$ 1,113,730